Risks and Uncertainties - Narrative (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Benchmark threshold percentage	5.00%
Investment, Identifier [Axis]: GlaxoSmithKline PLC ADR
EBP, Risk and Uncertainty [Line Items]
Fair Value of Investment	$ 6,192,575	$ 4,687,723
GSK investment, as percent of total investments	9.96%	8.21%